SCHEDULES OF CONCENTRATION OF RISK BY RISK FACTOR (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023
Product Information [Line Items]
Revenue	$ 7,659,537	$ 8,923,224
Accounts receivable net	726,383		$ 1,429,299
Cost of revenue	6,726,294	8,684,797
Customer A [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Revenue	$ 1,864,655	$ 2,099,354
Concentration risk, percentage	22.20%	22.30%
Customer B [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Revenue	$ 1,434,490	$ 1,797,766
Concentration risk, percentage	17.10%	19.10%
Customer C [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Revenue	$ 1,242,771	$ 1,252,095
Concentration risk, percentage	14.80%	13.30%
Customer [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Revenue	$ 4,541,916	$ 5,149,215
Concentration risk, percentage	54.20%	54.70%
A Customer [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	34.90%		29.80%
Accounts receivable net	$ 259,406		$ 437,898
B Customer [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	19.30%
Accounts receivable net	$ 143,392
C Customer [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	0.10%		31.30%
Accounts receivable net	$ 617		$ 459,954
Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	54.30%		61.10%
Accounts receivable net	$ 403,415		$ 897,852
Panaicia Pty Ltd [Member] | Cost of Sales [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Cost of revenue	$ 2,414,279	$ 3,004,054
Concentration risk, percentage	35.90%	34.60%
Panaicia Pty Ltd [Member] | Accounts Payable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	33.50%
Cost of revenue	$ 261,770
Supplier A [Member] | Cost of Sales [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Cost of revenue	$ 1,047,585	$ 1,725,911
Concentration risk, percentage	15.60%	19.90%
Supplier A [Member] | Accounts Payable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	30.70%		88.50%
Cost of revenue	$ 240,468		$ 2,301,224
Supplier B [Member] | Cost of Sales [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Cost of revenue	$ 804,452	$ 1,194,857
Concentration risk, percentage	12.00%	13.80%
Supplier B [Member] | Accounts Payable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage			2.10%
Cost of revenue			$ 54,188
Supplier C [Member] | Cost of Sales [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Cost of revenue		$ 1,127,423
Concentration risk, percentage		13.00%
Supplier C [Member] | Accounts Payable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	2.40%		4.10%
Cost of revenue	$ 19,089		$ 108,743
Supplier [Member] | Cost of Sales [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Cost of revenue	$ 4,266,316	$ 7,052,245
Concentration risk, percentage	63.50%	81.30%
Supplier [Member] | Accounts Payable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	66.60%		94.70%
Cost of revenue	$ 521,327		$ 2,464,155